Annual Total Returns[BarChart] - SteelPath MLP Select 40 - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.44%	2.84%	22.56%	6.35%	(23.90%)	18.74%	(4.01%)	(11.80%)	9.12%	(25.19%)